Braskem Idesa Borrowings (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Reclassification Long-Term Maturities	R$ 13,668	R$ 14,277
Original Long-Term Maturities	13,668	14,277
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Reclassification Long-Term Maturities	11,865	37
Original Long-Term Maturities		37
Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Reclassification Long-Term Maturities	72	11
Original Long-Term Maturities	10	11
Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Reclassification Long-Term Maturities	1,732	1,610
Original Long-Term Maturities	1,670	1,610
Twenty Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Reclassification Long-Term Maturities	5,392
Original Long-Term Maturities	5,420	5,392
Twenty Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Reclassification Long-Term Maturities	7,227
Original Long-Term Maturities	R$ 6,568	R$ 7,227